Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments
The Company’s investments, excluding cash surrender value of insurance contracts of $73,854 and $72,214 as of December 31, 2014 and 2013, respectively, consist of the following:

	Cost Basis	Unrealized Gain/(Loss)	Fair Value
As of December 31, 2014
Short-term investments
Certificates of deposit	$136,653	$—	$136,653
Long-term investments
Assets held in a rabbi trust	$9,327	$444	$9,771

As of December 31, 2013
Short-term investments
Certificates of deposit	$215,010	$—	$215,010
U.S. dollar indexed bond funds	25,263	2,715	27,978
	$240,273	$2,715	$242,988
Long-term investments:
Assets held in a rabbi trust	$10,085	$292	$10,377